AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 96.3%
Consumer Discretionary - 8.8%
Genius Sports, Ltd. (United Kingdom)*,1	127,080	$562,964
Global-e Online, Ltd. (Israel)*	17,400	536,790
Ollie's Bargain Outlet Holdings, Inc.*	13,488	1,241,436
Planet Fitness, Inc., Class A*	8,600	639,668
Pursuit Attractions and Hospitality, Inc.*	43,592	1,596,775
Valvoline, Inc.*,1	45,415	1,529,577
Warby Parker, Inc., Class A*,1	45,421	957,020
Wingstop, Inc.[1]	3,416	529,378
Wyndham Hotels & Resorts, Inc.	8,430	684,769

Total Consumer Discretionary		8,278,377
Consumer Staples - 3.0%
BJ's Wholesale Club Holdings, Inc.*	15,262	1,502,086
The Chefs' Warehouse, Inc.*	21,258	1,263,788

Total Consumer Staples		2,765,874
Energy - 5.0%
Cactus, Inc., Class A1	12,011	568,961
Excelerate Energy, Inc., Class A	34,084	1,139,087
Matador Resources Co.	20,729	1,309,658
Tidewater, Inc.*	5,500	459,525
Uranium Energy Corp. (Canada)*,1	90,384	1,220,184

Total Energy		4,697,415
Financials - 8.8%
Hamilton Lane, Inc., Class A	14,690	1,460,186
Neptune Insurance Holdings, Inc., Class A*,1	45,100	1,090,969
Paymentus Holdings, Inc., Class A*	34,650	880,110
Piper Sandler Cos.	15,140	1,158,967
PJT Partners, Inc., Class A	6,400	894,208
StepStone Group, Inc., Class A	20,800	992,576
Victory Capital Holdings, Inc., Class A1	26,748	1,751,459

Total Financials		8,228,475
Health Care - 21.5%
Abivax, S.A., ADR (France)*	5,754	640,708
Addus HomeCare Corp.*	16,411	1,536,890
Axogen, Inc.*	29,009	961,068
Ceribell, Inc.*	38,587	707,300
CG Oncology, Inc.*	12,944	876,050
Cogent Biosciences, Inc.*	4,300	165,507
Enliven Therapeutics, Inc.*	2,305	90,356
Guardian Pharmacy Services, Inc., Class A*	51,900	1,954,554
iRhythm Holdings,Inc.*	4,780	564,136
Krystal Biotech, Inc.*,1	5,706	1,473,974
	Shares	Value

Kymera Therapeutics, Inc.*,1	9,159	$762,853
Mineralys Therapeutics, Inc.*	18,011	487,918
Mirum Pharmaceuticals, Inc.*	19,006	1,755,774
Newamsterdam Pharma Co., N.V. (Netherlands)*,1	39,674	1,269,965
Repligen Corp.*	12,185	1,435,637
Shoulder Innovations, Inc.*	16,641	241,794
Stevanato Group S.p.A. (Italy)	85,550	1,176,312
Tarsus Pharmaceuticals, Inc.*	19,842	1,391,916
Vera Therapeutics, Inc.*,1	12,206	491,047
Vericel Corp.*,1	30,617	984,949
Xenon Pharmaceuticals, Inc. (Canada)*	19,940	1,159,511

Total Health Care		20,128,219
Industrials - 27.6%
Applied Industrial Technologies, Inc.	6,000	1,591,920
Bloom Energy Corp., Class A*	14,667	1,987,232
Casella Waste Systems, Inc., Class A*,1	28,234	2,240,086
Construction Partners, Inc., Class A*	10,949	1,216,653
Embraer, S.A., Sponsored ADR (Brazil)[1]	18,589	1,103,071
EquipmentShare.com, Inc., Class A*	30,507	621,428
Esab Corp.	12,006	1,160,500
Hexcel Corp.	11,283	913,133
ITT, Inc.	10,693	2,037,337
JBT Marel Corp.	13,051	1,668,831
Karman Holdings, Inc.*,1	11,995	960,200
Kratos Defense & Security Solutions, Inc.*	16,107	1,135,705
Legence Corp., Class A*	14,205	802,014
Loar Holdings, Inc.*	20,006	1,146,144
MYR Group, Inc.*	3,446	972,875
Parsons Corp.*,1	15,275	827,447
RBC Bearings, Inc.*	3,836	2,083,408
Regal Rexnord Corp.	7,723	1,446,209
Sterling Infrastructure, Inc.*,1	2,564	1,044,240
UniFirst Corp.	3,487	877,294

Total Industrials		25,835,727
Information Technology - 19.0%
Credo Technology Group Holding, Ltd.*	17,950	1,684,966
Intapp, Inc.*	29,542	758,934
JFrog, Ltd. *	26,100	1,224,873
Lattice Semiconductor Corp.*	21,437	1,988,496
MACOM Technology Solutions Holdings, Inc.*	8,821	1,958,879
Mirion Technologies, Inc.*,1	63,808	1,186,191
Netskope, Inc., Class A*,1	63,540	539,455
Onto Innovation, Inc.*	9,344	1,916,174

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 19.0% (continued)
Q2 Holdings, Inc.*	17,560	$830,588
Rambus, Inc.*	15,802	1,359,446
ServiceTitan, Inc., Class A*	15,170	962,688
SiTime Corp.*	4,616	1,594,136
Vertex, Inc., Class A*,1	37,140	441,595
Workiva, Inc.*	22,460	1,339,290

Total Information Technology		17,785,711
Materials - 0.8%
James Hardie Industries PLC (Ireland)*	37,438	709,076
Real Estate - 0.7%
Cushman & Wakefield, Ltd.*	54,800	671,848
Utilities - 1.1%
Solv Energy, Inc., Class A*,1	32,990	990,690

Total Common Stocks (Cost $80,190,511)		90,091,412

Principal Amount
Short-Term Investments - 5.5%
Joint Repurchase Agreements - 1.9%[2]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $1,669,173 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $1,702,556)	$1,669,000	1,669,000
	Principal Amount	Value

National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $107,467 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $109,605)	$107,456	$107,456

Total Joint Repurchase Agreements		1,776,456

	Shares
Other Investment Companies - 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[3]	1,355,823	1,355,823
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	2,033,734	2,033,734

Total Other Investment Companies		3,389,557

Total Short-Term Investments (Cost $5,166,013)		5,166,013
Total Investments - 101.8% (Cost $85,356,524)		95,257,425
Other Assets, less Liabilities - (1.8)%		(1,725,297)
Net Assets - 100.0%		$93,532,128

*	Non-income producing security.
[1]	Some of these securities, amounting to $14,859,700 or 15.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$90,091,412	—	—	$90,091,412
Short-Term Investments
Joint Repurchase Agreements	—	$1,776,456	—	1,776,456
Other Investment Companies	3,389,557	—	—	3,389,557
Total Investments in Securities	$93,480,969	$1,776,456	—	$95,257,425

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,859,700	$1,776,456	$12,936,171	$14,712,627
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Government Agency and Treasury Obligations	0.000%-7.000%	04/15/26-03/01/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.